REVENUE	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
REVENUE

17.   REVENUE

The following table presents GFL’s revenue disaggregated by service type for the periods indicated.

	December 31, 2022	December 31, 2021(1)
Residential	$1,488.8	$1,243.9
Commercial/industrial	2,461.3	1,869.7
Total collection	3,950.1	3,113.6
Landfill	837.7	677.4
Transfer	671.8	590.2
Material recovery	346.3	358.8
Other	415.3	258.1
Solid Waste	6,221.2	4,998.1
Environmental Services(2)	1,343.2	813.3
Intercompany revenue	(803.1)	(674.8)
Revenue	$6,761.3	$5,136.6

(1)	Comparative figures have been re-presented, refer to Note 2 and Note 25.
(2)	Environmental Services segment is the combination of the Liquid Waste segment and the soil remediation division, previously included in GFL’s Infrastructure and Soil Remediation segment.